UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2001.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     April 4, 2001



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       34
Form 13F Information Table Value Total:	      153,336,980.06



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Costco Co., Inc.                22160Q102      10,286   262,069   Sole   None
Johnson & Johnson               478160104       9,269   105,964   Sole   None
Berkshire Hathaway      B       084670207       8,899     4,089   Sole   None
Wells Fargo                     949746101       8,501   171,838   Sole   None
Microsoft Corp.                 594918104       8,208   150,083   Sole   None
Federal Home Loan               313400301       7,900   121,860   Sole   None
PepsiCo, Inc.                   713448108       7,466   169,866   Sole   None
Comcast Corp.           A       200300200       7,139   170,240   Sole   None
Pfizer, Inc.                    717081103       6,759   165,049   Sole   None
Tyco International              902124106       5,750   133,018   Sole   None
Washington Mutual               939322103       5,538   101,149   Sole   None
Viacom Inc.             B       925524308       5,262   119,680   Sole   None
AT&T Liberty Media              001957208       4,966   354,735   Sole   None
American Standard               029712106       4,799    81,250   Sole   None
Tricon Global Res               895953107       4,670   122,295   Sole   None
Mueller Industries              624756102       4,526   150,655   Sole   None
Berkshire Hathaway      A       084670108       4,320        66   Sole   None
Walgreen Company                931422109       4,240   103,920   Sole   None
Watson Pharmaceut               942683103       4,168    79,249   Sole   None
Ace Ltd.                        004644100       4,135   112,475   Sole   None
Cisco Systems                   17275R102       3,493   220,881   Sole   None
Sun Microsystems                866810104       3,370   219,284   Sole   None
Parker-Hannifin                 701094104       3,213    80,900   Sole   None
Phillips Petroleum              718507106       3,109    56,480   Sole   None
Waters Corporation              941848103       2,882    62,049   Sole   None
Health Mgmt Assoc               421933102       2,839   182,580   Sole   None
Harley Davidson                 412822108       2,616    68,935   Sole   None
EMC Corporation                 268648102       1,970    66,990   Sole   None
BSquare Corp		        11776U102       1,855   167,640   Sole   None
First American Corp             318522307         980    37,700   Sole   None
Shire Pharm. Gp        ADR      82481R106         207     4,725   Sole   None
Microbest, Inc.                 59500X108           1    13,506   Sole   None
Frontier Insurance              359081106           0    10,000   Sole   None
TPA America, Inc.               872605100           0    15,000   Sole   None






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